Statements of Changes in Equity - USD ($)	Ordinary shares [member] Alps Global Holding Berhad [Member]	Ordinary shares [member]	Ordinary shares [member] Alps Life Science Inc [Member]	Shares Application Money [member] Alps Global Holding Berhad [Member]	Reserve of Change In Value Of Merger Reserves [member] Alps Global Holding Berhad [Member]	Reserve of change in value of foreign currency basis spreads [member] Alps Global Holding Berhad [Member]	Retained earnings [member] Alps Global Holding Berhad [Member]	Retained earnings [member]	Retained earnings [member] Alps Life Science Inc [Member]	Equity attributable to owners of parent [member] Alps Global Holding Berhad [Member]	Non-controlling interests [member] Alps Global Holding Berhad [Member]	Total Equity [Member] Alps Global Holding Berhad [Member]	Alps Global Holding Berhad [Member]	Total	Alps Life Science Inc [Member]
Balance at Mar. 31, 2022	$ 10,865,233			$ 333,679	$ (3,067,047)		$ (5,622,603)			$ 2,509,262	$ (24,231)	$ 2,485,031
IfrsStatementLineItems [Line Items]
Issuance of shares	224,605			(224,605)
Loss for the financial period, representing total comprehensive loss for the financial period							(729,159)			(729,159)	(703)	(729,862)	$ (729,862)
Other comprehensive loss						(124,413)				(124,413)		(124,413)	(124,413)
Total comprehensive loss for the financial year						(124,413)	(729,159)			(853,572)	(703)	(854,275)	(854,275)
Balance at Mar. 31, 2023	11,089,838			109,074	(3,067,047)	(124,413)	(6,351,762)			1,655,690	(24,934)	1,630,756	1,630,756
IfrsStatementLineItems [Line Items]
Issuance of shares	2,441,769			(109,074)						2,332,695		2,332,695
Loss for the financial period, representing total comprehensive loss for the financial period							(2,304,026)			(2,304,026)	(87,135)	(2,391,161)	(2,391,161)
Other comprehensive loss						(121,298)				(121,298)		(121,298)	(121,298)
Total comprehensive loss for the financial year						(121,298)	(2,304,026)			(2,425,324)	(87,135)	(2,512,459)	(2,512,459)
Arising from part dilution of equity interest in a subsidiary							4,122			4,122	(4,122)
Balance at Mar. 31, 2024	$ 13,531,607				$ (3,067,047)	$ (245,711)	$ (8,651,666)			$ 1,567,183	$ (116,191)	$ 1,450,992	$ 1,450,992
Balance at Apr. 10, 2024			[1]
IfrsStatementLineItems [Line Items]
Loss for the financial period, representing total comprehensive loss for the financial period									(6,441)						(6,441)
Balance at May. 31, 2024			[1]						$ (6,441)						$ (6,441)
Balance at May. 13, 2024		$ 1												$ 1
IfrsStatementLineItems [Line Items]
Loss for the financial period, representing total comprehensive loss for the financial period								(6,303)						(6,303)
Balance at Aug. 31, 2024		$ 1						$ (6,303)						$ (6,302)

[1]	represent an amount of USD0.00001.